Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Consolidated net income	$ 59.3	$ 120.1	$ 156.8
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan			6.2
Foreign currency transaction losses	7.4	6.5
Loss on debt extinguishment			30.6
Employee stock compensation	10.4	12.5	14.3
Depreciation and amortization of properties	52.0	46.7	54.7
Depreciation and amortization of outsourcing assets	58.1	53.5	57.9
Amortization of marketable software	58.5	59.4	62.0
Other non-cash operating activities	7.8	(0.6)	(2.7)
Disposal of capital assets	1.8	2.0	6.3
(Gain) loss on sale of businesses and assets	(0.7)	1.5	(11.7)
Pension contributions	(183.4)	(147.2)	(201.5)
Pension expense	73.8	93.5	108.2
Decrease in deferred income taxes, net	24.8	29.4	26.3
Increase in receivables, net	(14.3)	(63.5)	(11.2)
Decrease (increase) in inventories	6.3	(6.5)	14.2
(Increase) decrease in other assets	(23.7)	(16.5)	32.2
Increase (decrease) in accounts payable and other accrued liabilities	14.4	1.9	(80.7)
Decrease in other liabilities	(31.1)	(5.3)	(0.6)
Net cash provided by operating activities	121.4	187.4	261.3
Cash flows from investing activities
Proceeds from investments	5,654.0	5,315.9	4,108.5
Purchases of investments	(5,640.3)	(5,325.8)	(4,107.2)
Investment in marketable software	(73.6)	(64.3)	(56.4)
Capital additions of properties	(53.3)	(47.2)	(40.1)
Capital additions of outsourcing assets	(85.9)	(39.9)	(36.1)
Other	3.8	(1.4)	4.6
Net cash used for investing activities	(195.3)	(162.7)	(126.7)
Cash flows from financing activities
Common stock repurchases	(35.7)	(11.7)
Dividends paid on preferred stock	(4.0)	(16.2)	(16.2)
Proceeds from exercise of stock options	3.4	4.9	0.4
Financing fees	(0.6)
Proceeds from issuance of long-term debt			204.8
Payments of long-term debt			(388.9)
Dividends paid to noncontrolling interest			(4.5)
Net cash used for financing activities	(36.9)	(23.0)	(204.4)
Effect of exchange rate changes on cash and cash equivalents	(34.7)	(17.5)	10.5
Decrease in cash and cash equivalents	(145.5)	(15.8)	(59.3)
Cash and cash equivalents, beginning of year	639.8	655.6	714.9
Cash and cash equivalents, end of year	$ 494.3	$ 639.8	$ 655.6